Capital and Funding - Summary of Consolidated Statement of Changes in Equity: Analysis of Other Reserves (Detail) - EUR (€) € in Millions		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of reserves within equity [abstract]
Fair value reserves		€ 250		€ 110		€ (123)
Currency retranslation of group companies		(7,068)		(4,712)		(4,694)
Adjustment on translation of PLC's ordinary capital	[1]			(148)		(150)
Capital redemption reserve		21		37		32
Book value of treasury shares – see following table		(483)	[2]	(703)	[2]	(10,181)
Other	[3]	(202)		(158)		(102)
Other reserves		€ (7,482)		€ (5,574)		€ (15,218)

[1]	Prior to Unification, a conversion rate of £1 = €5.143 was used in accordance with the Equalisation Agreement, which ceased to exist as a result of Unification. The ordinary share capital of PLC is now translated using the conversion rate at 29 November 2020 of £1 = € 1.121. The difference between the conversion rates was released through Other Reserves as presented in the “Other effects of Unification” line in the Statement of Changes in Equity.
[2]	Shortly before Unification 4,523,367 NV and PLC ordinary shares, 892,155 NV NYRSs and 468,989 PLC ADSs held by NV in connection with share-based compensation plans were transferred to an employee share ownership trust at their carrying value. See note 4C for details.
[3]	Relates to the options to purchase non-controlling interest in subsidiaries and hyperinflation adjustment arising on current year profit translated at closing exchange rate.